TRADE AND OTHER RECEIVABLES - MOVEMENTS IN THE PROVISION FOR IMPAIRMENT OF TRADE RECEIVABLES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Opening balance	$ (3,571)	$ (6,433)
Allowance	(1,563)	(6,649)
Reversal	1,859	1,356
Use of provisions	473	7,930
Translation differences	246	225
Total	$ (2,556)	$ (3,571)